Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Under rules adopted by the SEC pursuant to the Dodd-Frank Act, FedEx is required to calculate and disclose information about the relationship between executive “compensation actually paid” (“CAP”) and certain financial performance measures of FedEx. “Compensation actually paid,” as determined pursuant to Item 402(v) of Regulation S-K adopted by the SEC, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual compensation paid for those awards. CAP generally fluctuates due to stock price changes and varying levels of projected and actual achievement of performance goals. For a discussion of how our Compensation & HR Committee assessed FedEx’s performance and the performance of our Chief Executive Officer and our other named executive officers for purposes of determining pay each year, see “Executive Compensation — Compensation Discussion and Analysis” in this proxy statement and in our proxy statements for 2024, 2023, 2022, and 2021.

For further information about our compensation philosophy and the pay-for-performance nature of our executive compensation program, please see “Executive Compensation — Compensation Discussion and Analysis” beginning on page 43.

	SUMMARY COMPENSATION TABLE TOTAL ($)(1)	COMPENSATION ACTUALLY PAID TO CEO ($)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs ($)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs ($)(4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (IN MILLIONS) ($)(7)	ADJUSTED CONSOLIDATED OPERATING INCOME (IN MILLIONS) ($)(8)
YEAR					FEDEX TSR ($)(5)	DOW JONES TRANSPORTATION AVERAGE TSR ($)(6)
2024	12,382,507	15,909,634	5,498,440	5,688,059	208.06	179.57	4,331	6,235
2023	13,249,823	12,796,020	6,296,043	5,689,551	174.99	159.13	3,972	4,948
2022	10,596,150	(19,560,048)	4,131,008	(1,388,125)	176.23	163.49	3,826	6,733
2021	14,325,537	88,307,582	5,783,014	16,035,779	244.15	177.82	5,231	5,857

Company Selected Measure Name	adjusted consolidated operating income
Named Executive Officers, Footnote [Text Block]
(1)	Reflects total compensation amounts for Mr. Subramaniam for fiscal 2024 and 2023 and Frederick W. Smith for fiscal 2022 and 2021 reported in the proxy statements reporting pay for the fiscal years covered in the table above.

Peer Group Issuers, Footnote [Text Block]
(6)	For the relevant fiscal year, represents the cumulative TSR of the Dow Jones Transportation Average (“Peer Group TSR”) for the measurement periods ending May 31, 2024, 2023, 2022, and 2021, respectively.

PEO Total Compensation Amount	$ 12,382,507	$ 13,249,823	$ 10,596,150	$ 14,325,537
PEO Actually Paid Compensation Amount	$ 15,909,634	12,796,020	(19,560,048)	88,307,582
Adjustment To PEO Compensation, Footnote [Text Block]
YEAR	2021	2022	2023	2024
CEO	F.W. Smith	F.W. Smith	R. Subramaniam	R. Subramaniam
SCT Total Compensation ($)	14,325,537	10,596,150	13,249,823	12,382,507
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(8,784,094)	(7,160,341)	(5,964,153)	(5,964,665)
Plus: Year End Fair Value for Stock and Option Awards Granted in the Covered Year ($)	49,787,090	4,378,639	6,029,546	7,017,566
Change in Fair Value of Outstanding Unvested Stock, and Option Awards from Prior Years ($)	32,335,923	(24,455,363)	(484,674)	1,826,533
Change in Fair Value of Stock, and Option Awards from Prior Years that Vested in the Covered Year ($)	532,670	(2,970,262)	69,188	784,265
Less: Fair Value of Stock, and Option Awards that failed to meet Vesting Conditions in the Covered Year ($)	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	(209,016)	(247,803)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	110,456	51,129	105,306	111,231
Compensation Actually Paid ($)	88,307,582	(19,560,048)	12,796,020	15,909,634

Non-PEO NEO Average Total Compensation Amount	$ 5,498,440	6,296,043	4,131,008	5,783,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,688,059	5,689,551	(1,388,125)	16,035,779
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
YEAR	2021 AVERAGE	2022 AVERAGE	2023 AVERAGE	2024 AVERAGE
Non-CEO NEOs(3)
SCT Total Compensation ($)	5,783,014	4,131,008	6,296,043	5,498,440
Less: Stock, and Option Award Values Reported in SCT for the Covered Year ($)	(2,457,868)	(2,061,624)	(1,670,867)	(2,300,849)
Plus: Year-End Fair Value for Stock and Option Awards Granted in the Covered Year ($)	8,632,939	1,381,663	1,685,166	2,000,364
Change in Fair Value of Outstanding Unvested Stock, and Option Awards from Prior Years ($)	3,534,655	(4,374,850)	(605,233)	437,425
Change in Fair Value of Stock, and Option Awards from Prior Years that Vested in the Covered Year ($)	250,602	(443,261)	(33,347)	294,355
Fair Value as of Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year ($)	390,549	—	—	214,520
Fair Value of Stock, and Option Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	(104,391)	—	—	(449,287)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(66,903)	(94,867)	(34,030)	(51,743)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	73,182	73,806	51,819	44,835
Compensation Actually Paid ($)	16,035,779	(1,388,125)	5,689,551	5,688,059

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. FedEx and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. Adjusted Consolidated Operating Income
Tabular List [Table Text Block]

Listed below are the financial and non-financial performance measures which in our assessment represent the most important financial performance measures we used to link compensation actually paid to our named executive officers, for fiscal 2024, to company performance.

Adjusted consolidated operating income;
Adjusted EPS;
CapEx/Revenue;
Relative TSR; and
ROIC.

Total Shareholder Return Amount	$ 208.06	174.99	176.23	244.15
Peer Group Total Shareholder Return Amount	179.57	159.13	163.49	177.82
Net Income (Loss) Attributable to Parent	$ 4,331,000,000	$ 3,972,000,000	$ 3,826,000,000	$ 5,231,000,000
Company Selected Measure Amount	6,235,000,000	4,948,000,000	6,733,000,000	5,857,000,000
PEO Name	Mr. Subramaniam	Mr. Subramaniam	Frederick W. Smith	Frederick W. Smith
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted consolidated operating income
Non-GAAP Measure Description [Text Block]
(8)	Company-selected measure is adjusted consolidated operating income, as used in our AIC plans. See “Executive Compensation — Compensation Discussion and Analysis — Compensation Elements” for a discussion of how adjusted consolidated operating income is used in our executive compensation program. See Appendix C for a reconciliation of adjusted consolidated operating income to the most directly comparable GAAP measure for fiscal 2024, 2023, and 2022. GAAP consolidated operating income was the performance measure for the fiscal 2021 AIC plan.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	CapEx/Revenue;
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
P E O Less Stock And Option Award Values Reported In S C T For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,964,665)	$ (5,964,153)	$ (7,160,341)	$ (8,784,094)
P E O Plus Year End Fair Value For Stock And Option Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,017,566	6,029,546	4,378,639	49,787,090
P E O Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,826,533	(484,674)	(24,455,363)	32,335,923
P E O Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	784,265	69,188	(2,970,262)	532,670
P E O Less Fair Value Of Stock And Option Awards That Failed To Meet Vesting Conditions In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
P E O Less Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(247,803)	(209,016)	0	0
P E O Plus Aggregate Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	111,231	105,306	51,129	110,456
Non P E O N E O Less Stock And Option Award Values Reported In S C T For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,300,849)	(1,670,867)	(2,061,624)	(2,457,868)
Non P E O N E O Plus Year End Fair Value For Stock And Option Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,000,364	1,685,166	1,381,663	8,632,939
Non P E O N E O Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	437,425	(605,233)	(4,374,850)	3,534,655
Non P E O N E O Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	294,355	(33,347)	(443,261)	250,602
Non P E O N E O Fair Value As Of Vesting Date Of Stock And Option Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	214,520	0	0	390,549
Non P E O N E O Fair Value Of Stock And Option Awards That Failed To Meet Vesting Conditions In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(449,287)	0	0	(104,391)
Non P E O N E O Less Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,743)	(34,030)	(94,867)	(66,903)
Non P E O N E O Plus Aggregate Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 44,835	$ 51,819	$ 73,806	$ 73,182